PHARMACY OPERATIONS EXPENSES	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
PHARMACY OPERATIONS EXPENSES	PHARMACY OPERATIONS EXPENSES
Pharmacy operations expenses are as follows:

	Year Ended December 31,
	2020	2019
Pharmacy operations expenses:
Wages and salaries	$4,434	$2,239
Depreciation of property, plant and equipment	863	650
Other pharmacy operations expenses	317	158
Amortization of intangible assets	73	941
Total pharmacy operations expenses	$5,687	$3,988